Dreyfus New York Municipal Cash Management (“the Fund”)

Incorporated herein by reference are revised versions of the Fund's prospectuses, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 30, 2015 (SEC Accession No. 0000878734-15-000026).